S000091477 [Member] Expense Example, No Redemption - RJ Chartwell Premium Income ETF - RJ Chartwell Premium Income ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 57
Expense Example, No Redemption, 3 Years	$ 179